As filed with the Securities and Exchange Commission
on November 8, 2016

 1933 Act File No. 002-78808

1940 Act File No. 811-03541

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 81

 and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 83

ASSET MANAGEMENT FUND

(Exact Name of Registrant as Specified in Charter)

325 John H. McConnell Boulevard, Suite 150

Columbus, Ohio 43215

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (614) 255-5550

(Name and Address of Agent for Service)	Copy to:
Dana A. Gentile, President Asset Management Fund 325 John H. McConnell Boulevard, Suite 150 Columbus, Ohio 43215	John S. Marten, Esq. Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601-1003

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b); or

☒	on (November 21, 2016) pursuant to paragraph (b); or

☐	60 days after filing pursuant to paragraph (a)(1); or

☐	on (date) pursuant to paragraph (a)(1); or

☐	75 days after filing pursuant to paragraph (a)(2); or

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ASSET MANAGEMENT FUND

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A: The Prospectus for the AAAMCO Ultrashort Financing Fund is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on July 29, 2016, accession number 0001534424-16-000909 (“PEA No. 78”).

Part B: The Statement of Additional Information for AAAMCO Ultrashort Financing Fund is incorporated herein by reference to PEA No. 78.

Part C:  Incorporated herein by reference to PEA No. 78.

Signature Page

Explanatory Note

This Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until November 21, 2016, the effectiveness of the registration statement for the AAAMCO Ultrashort Financing Fund, filed in Post-Effective Amendment No. 78 on July 29, 2016, pursuant to paragraph (a) of Rule 485 of the 1933 Act, which was previously delayed pursuant to Post-Effective Amendment Nos. 79 and 80 to the Registrant’s Registration Statement on Form N-1A filed October 7, 2016 and October 27, 2016, respectively. No other series of the Registrant is affected by the filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio on November 8, 2016.

Asset Management Fund

/s/ Dana A. Gentile
Dana A. Gentile, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on November 8, 2016.

(a)	President

/s/ Dana A. Gentile
Dana A. Gentile
President

(b)	Principal Financial Officer

/s/ Trent Statczar
Trent Statczar
Treasurer and Principal Financial Officer

(c)	The Trustees

David F. Holland*
David F. Holland

David J. Gruber*
David J. Gruber

Carla S. Carstens*
Carla S. Carstens

/s/ Dana A. Gentile
Dana A. Gentile

By:	/s/ Dana A. Gentile
Dana A. Gentile
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.